Goodwill - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 08, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Goodwill impairment		$ 0	$ 140,003	$ 0	$ 0
Goodwill acquired			135,589	$ 1,001
Paradigm Spine [Member]
Goodwill [Line Items]
Total purchase price	$ 232,907		$ 99,692
Goodwill acquired	$ 135,589
Paradigm Spine [Member] | Valuation, Income Approach [Member]
Goodwill [Line Items]
Equity securities, fv-ni, measurement input	75
Paradigm Spine [Member] | Valuation, Market Approach [Member]
Goodwill [Line Items]
Equity securities, fv-ni, measurement input	25
Fair value exceeding the carrying value	54.00%